Statutory financial information - FY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statutory net income and statutory capital surplus [Abstract]
Statutory net income	$ 21,972	$ 11,645	$ 7,805
Statutory capital and surplus	$ 127,675	$ 104,101	$ 81,407
Percentage of policyholder surplus as of end of prior year used in determining maximum dividend distribution	10.00%
Maximum dividend distribution that can be paid without prior approval	$ 21,900